Notes Payable (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Kristy Thurber [Member]	Dec. 31, 2012 Kristy Thurber [Member]	Dec. 15, 2010 Kristy Thurber [Member]	Dec. 31, 2013 City Of Flint [Member]	Dec. 31, 2012 City Of Flint [Member]	Jul. 15, 2010 City Of Flint [Member]
Total notes payable			$ 62,004		$ 30,000	$ 30,000		$ 32,004	$ 43,391